Share-Based Payments - Narrative (Details) CAD / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD shares CAD / shares	Dec. 31, 2016 CAD CAD / shares	Dec. 31, 2017 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average share price at the date of exercise of stock options (in CAD per share)	CAD 49.98	CAD 47.52
Compensation expense	CAD 476,000,000	CAD 362,000,000
Weighted average share price, share options granted (in CAD per share) | CAD / shares	CAD 9.41	CAD 7.80
Liabilities accrued	CAD 300,000	CAD 295,000
Stock Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
Maximum exercise period	10 years
Maximum number of common shares that may be issued under the Executive Stock Option Plan | shares	29,525,000		29,525,000
Compensation expense	CAD 3,000,000	4,000,000
Employee Share Ownership Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	CAD 7,000,000	6,000,000
Required service period	1 year
Employee's contribution, percentage match	50.00%
Annual compensation match maximum, amount	CAD 1,500
Sun Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement | shares	1
Number of trading days prior to grant date used for unit valuation	5 days
General unit holding period	36 months
MFS Investment Management Share-Based Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
Compensation expense	CAD 341,000,000	181,000,000
Liabilities accrued	844,000,000	CAD 834,000,000
MFS Investment Management Stock Options, Restricted Shares, and Outstanding Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities accrued	CAD 707,000,000		$ 562
Top of range | Employee Share Ownership Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee contribution election	20.00%		20.00%
Employee's annual compensation, percentage match	5.00%
Top of range | Sun Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance factor multiplier	2
Bottom of range | Employee Share Ownership Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee contribution election	1.00%		1.00%
Bottom of range | Sun Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance factor multiplier	0